Financial Risk Management - Disclosure of Customer Finance Fair Value Reconciliation (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Customer Finance Reconciliation [Abstract]
Revaluation loss selling and administrative expenses	kr 90	kr 6
Net loss from revaluation of customer finance receivables	kr 90	kr 6	kr 209